Note 10 - Maxxon/Globe Joint Venture Agreement	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Equity Method Investments and Joint Ventures [Abstract]
Equity Method Investments and Joint Ventures Disclosure [Text Block]

NOTE 10 - MAXXON/GLOBE JOINT VENTURE AGREEMENT

In September 2005, the Company filed a patent on its RevVac™ safety syringe with Globe Med Tech which gives a 50% ownership of this patent to the Company and 50% to Globe Med Tech. On November 3, 2005, the Company (f.k.a. Maxxon, Inc.,) and Globe Med Tech, Inc. (“Globe”) entered into a definitive joint venture agreement to patent, develop, manufacture, market and distribute safety needle products throughout the world.  The Company and Globe each own 50% of the joint venture.  The Company contributed its safety syringe technology and patent rights related thereto and Globe contributed its safety syringe IV catheter and patent rights related thereto.  In connection with the agreement, the Company issued restricted shares of its common stock, valued at $625,066, to Globe.  Subsequent to December 31, 2006, the Company ended the joint venture and cancelled the shares of common stock and options that were issued to Globe pursuant to the agreement.  This patent was issued January 13, 2009.

On March 1, 2007, the Company filed a lawsuit in the District Court of Tulsa County, Oklahoma against Globe to rescind, terminate and seek monetary damages for the non-fulfillment and breach of a joint venture agreement entered into November 3, 2005, and other related agreements, in addition to an accounting of expenditures of funds under the terms and provisions of the agreements.  On October 29, 2008, the Company filed in the District Court of Harris County, Texas, a lawsuit for fraud and contempt of court for Globe and Andy Hu, individually.  On October 21, 2011, the Company was granted its request for summary judgment against Globe and awarded $311,440 and the return of 266,667 shares of the Company’s common stock by a Federal District Court in Tulsa County, Oklahoma.  In addition to the monetary award and the return of the Company’s common stock, Globe is also required to return all syringes, design files, and sample molds to the Company.  Furthermore, the Court ordered that Globe assign to the Company all rights to the January 2009 United States patent issued for the RevVac™ auto-retractable vacuum safety syringe.  Globe is prohibited from claiming any interest or ownership in the Company’s safety vacuum syringes going forward in the future.

On December 13, 2011, the Supreme Court of Oklahoma denied Globe’s appeal. On January 30, 2013, the court ordered a Nunc Pro Tunc decision denying all counterclaims and third party claims by Globe and Globe filed another appeal on March 1, 2013.  On April 30, 2013, the Company exercised its legal rights under a writ of execution in Harris County, Texas, pursuant to which the Company, along with its attorneys and county constables, seized all valuable property from Globe Med Tech’s office including 266,667 restricted shares of common stock of Revolutions Medical, all design and patent files relating to its auto retractable vacuum safety syringe, furniture, computers, phones and other office equipment and information.  Globe’s web hosting company has been notified and ordered under the judgment and writ of execution to shut down Globe’s website until all information and references of ownership, patents and awards regarding the auto-retractable vacuum safety syringe are removed from the website. The Company will continue to use all available legal means under the judgment until all monies are collected and the judgment is satisfied in full.

NOTE 10 - MAXXON/GLOBE JOINT VENTURE AGREEMENT

In September 2005, the Company filed a patent on its RevVac™ safety syringe with Globe Med Tech which gives a 50% ownership of this patent to the Company and 50% to Globe Med Tech. On November 3, 2005, the Company (f.k.a. Maxxon, Inc.,) and Globe Med Tech, Inc. (“Globe”) entered into a definitive joint venture agreement to patent, develop, manufacture, market and distribute safety needle products throughout the world.  The Company and Globe each own 50% of the joint venture.  The Company contributed its safety syringe technology and patent rights related thereto and Globe contributed its safety syringe IV catheter and patent rights related thereto.  In connection with the agreement, the Company issued restricted shares of its common stock, valued at $625,066, to Globe.  Subsequent to December 31, 2006, the Company ended the joint venture and cancelled the shares of common stock and options that were issued to Globe pursuant to the agreement.  This patent was issued January 13, 2009.

On March 1, 2007, the Company filed a lawsuit in the District Court of Tulsa County, Oklahoma against Globe to rescind, terminate and seek monetary damages for the non-fulfillment and breach of a joint venture agreement entered into November 3, 2005, and other related agreements, in addition to an accounting of expenditures of funds under the terms and provisions of the agreements.  On October 29, 2008, the Company filed in the District Court of Harris County, Texas, a lawsuit for fraud and contempt of court for Globe and Andy Hu, individually.  On October 21, 2011, the Company was granted its request for summary judgment against Globe and awarded $311,440 and the return of 266,667 shares of the Company’s common stock by a Federal District Court in Tulsa County, Oklahoma.  In addition to the monetary award and the return of the Company’s common stock, Globe is also required to return all syringes, design files, and sample molds to the Company.  Furthermore, the Court ordered that Globe assign to the Company all rights to the January 2009 United States patent issued for the RevVac™ auto-retractable vacuum safety syringe.  Globe is prohibited from claiming any interest or ownership in the Company’s safety vacuum syringes going forward in the future.

On December 13, 2011, the Supreme Court of Oklahoma denied Globe’s appeal. On January 30, 2013, the court ordered a Nunc Pro Tunc decision denying all counterclaims and third party claims by Globe. Globe filed another appeal on March 1, 2013. The Company has hired legal counsel in Texas to assist in efforts to collect these damages and execute on the court order.